SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIESBusiness and Basis of Presentation.
Everest Group, Ltd. (“Group”), a Bermuda company, through its subsidiaries, principally provides reinsurance and insurance in the U.S., Bermuda and international markets.  As used in this document, “Company” means Group and its subsidiaries.
In October 2025, the Company entered into definitive agreements to sell the renewal rights for certain lines of the Commercial Retail Insurance business in the U.S., U.K., E.U. and Asia Pacific American International Group, Inc. See Note 6 of the Notes to these Consolidated Financial Statements for more information. Additionally, effective October 1, 2025, the Company entered into adverse development reinsurance agreements with State National Insurance Company, Inc. and MS Transverse Insurance Company. See Note 4 of the Notes to these Consolidated Financial Statements for more information.
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The statements include all of the following domestic and foreign direct and indirect subsidiaries of Group:  Everest International Reinsurance, Ltd. (“Everest International”), Everest Compañia de Seguros Generales Colombia S.A., Mt. Logan Re, Ltd. (“Mt. Logan Re”), Mt. Logan Insurance Managers, Ltd., Mt. Logan Management, Ltd., Everest International Holdings (Bermuda), Ltd. (“International Holdings”), Everest Corporate Member Limited, Everest Managing Agency Limited, Everest Service Company (U.K.), Ltd., Mt. Logan Capital Management, Ltd., Everest Preferred International Holdings, Ltd. (“Preferred International”), Everest Reinsurance (Bermuda), Ltd. (“Bermuda Re”), Everest Re Advisors, Ltd., Everest Advisors (U.K.), Ltd., Everest Compañia de Seguros Generales Chile S.A. (“Everest Chile”), Compañia de Seguros Generales Everest Mexico S.A. de C.V., Everest Underwriting Group (Ireland) Limited (“Holdings Ireland”), Everest Global Services, Inc. (“Global Services”), Everest Insurance Company of Canada (“Everest Canada”), Premiere Insurance Underwriting Services (“Premiere”), Everest Dublin Insurance Holdings Limited (“Everest Dublin Holdings”), Everest Insurance (Ireland), dac (“Ireland Insurance”), Everest Reinsurance Company (Ireland), dac (“Ireland Re”), Everest Reinsurance Holdings, Inc. (“Holdings”), Salus Systems, LLC (“Salus”), Everest International Assurance, Ltd. (“Everest Assurance”), EverSports & Entertainment Insurance, Inc. (“EverSports”), SIG Sports, Leisure and Entertainment Risk Purchasing Group LLC (“Specialty RPG”), Mt. McKinley Managers, L.L.C., Everest Specialty Underwriters Services, LLC, Everest Reinsurance Company (“Everest Re”), Everest National Insurance Company (“Everest National”), Everest Reinsurance Company - Escritório de Representa ção No Brasil Ltda., Mt. Whitney Securities, LLC, Everest Indemnity Insurance Company (“Everest Indemnity”), Everest Denali Insurance Company (“Everest Denali”), Everest Premier Insurance Company (“Everest Premier”), Everest Security Insurance Company (“Everest Security”), Everest, Consultoría, Administración y Back Office, Sociedad de Responsabilidad Limitada de Capital Variable and Everest Servicios Colombia S.A.S.  All intercompany accounts and transactions have been eliminated. All amounts are reported in United States (“U.S.”) dollars.
The Company consolidates the results of operations and financial position of all voting interest entities ("VOE") in which the Company has a controlling financial interest and all variable interest entities ("VIE") in which the Company is considered to be the primary beneficiary. The consolidation assessment, including the determination as to whether an entity qualifies as a VIE or VOE, depends on the facts and circumstances surrounding each entity.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ultimate actual results could differ, possibly materially, from those estimates.
Certain reclassifications and format changes have been made to prior years’ amounts to conform to the 2025 presentation.
B.Investments and Cash.
Fixed maturity securities designated as available for sale reflect unrealized appreciation and depreciation, as a result of changes in fair value during the period, in shareholders’ equity, net of income taxes in “accumulated other comprehensive income (loss)” in the consolidated balance sheets. The Company reviews all of its fixed maturity, available for sale securities whose fair value has fallen below their amortized cost at the time of review. The Company then assesses whether the decline in value is due to non-credit related or credit related factors. In making its assessment, the
Company evaluates the current market and interest rate environment as well as specific issuer information. Generally, a change in a security’s value caused by a change in the market, interest rate or foreign exchange environment does not constitute a credit impairment, but rather a non-credit related decline in fair value. Non-credit related declines in fair value are recorded as unrealized losses in accumulated other comprehensive income (loss). If the Company intends to sell the impaired security or is more likely than not to be required to sell the security before an anticipated recovery in value, the Company records the entire impairment in net gains (losses) on investments in the Company’s consolidated statements of operations and comprehensive income (loss). If the Company determines that the decline is credit related and the Company does not have the intent to sell the security; and it is more likely than not that the Company will not have to sell the security before recovery of its cost basis, the Company establishes a credit allowance equal to the estimated credit loss and is recorded in net gains (losses) on investments in the Company’s consolidated statements of operations and comprehensive income (loss). The determination of credit related or non-credit related impairment is first based on an assessment of qualitative factors, which may determine that a qualitative analysis is sufficient to support the conclusion that the present value of expected cash flows equals or exceeds the security’s amortized cost basis. However, if the qualitative assessment suggests a credit loss may exist, a quantitative assessment is performed, and the amount of the allowance for a given security will generally be the difference between a discounted cash flow model and the Company’s carrying value. The Company will adjust the credit allowance account for future changes in credit loss estimates for a security and record this adjustment through net gains (losses) on investments in the Company’s consolidated statements of operations and comprehensive income (loss).
Fixed maturity securities designated as held to maturity consist of debt securities for which the Company has both the positive intent and ability to hold to maturity or redemption and are reported at amortized cost, net of the current expected credit loss allowance.  Interest income for fixed maturity securities held to maturity is determined in the same manner as interest income for fixed maturity securities available for sale.  The Company evaluates fixed maturity securities classified as held to maturity for current expected credit losses utilizing risk characteristics of each security, including credit rating, remaining time to maturity, adjusted for prepayment considerations, and subordination level, and applying default and recovery rates, which include the incorporation of historical credit loss experience and macroeconomic forecasts, to develop an estimate of current expected credit losses. The majority of these fixed maturities classified as held to maturity are of a high credit quality and are rated investment grade as of December 31, 2025.
Interest, dividend income and amortization of fixed maturity market premium and discounts, related to securities are recorded in net investment income, net of investment management and custody fees in the Company’s consolidated statements of operations and comprehensive income (loss). The Company does not create an allowance for uncollectible interest. If interest is not received when due, the interest receivable is immediately reversed and no additional interest is accrued. If future interest is received that has not been accrued, it is recorded as income at that time. The Company’s assessments are based on the issuers’ current and expected future financial position, timeliness with respect to interest and/or principal payments, speed of repayments and any applicable credit enhancements or breakeven constant default rates on mortgage-backed and asset-backed securities, as well as relevant information provided by rating agencies, investment advisors and analysts.
Retrospective adjustments are employed to recalculate the values of asset-backed securities. All of the Company’s asset-backed and mortgage-backed securities have a pass-through structure. Each acquisition lot is reviewed to recalculate the effective yield. The recalculated effective yield is used to derive a book value as if the new yield were applied at the time of acquisition. Outstanding principal factors from the time of acquisition to the adjustment date are used to calculate the prepayment history for all applicable securities. Conditional prepayment rates, computed with life to date factor histories and weighted average maturities, are used in the calculation of projected prepayments for pass-through security types.
For equity securities, the Company reflects changes in fair value as net gains (losses) on investments.  Interest income on all fixed maturities and dividend income on all equity securities are included as part of net investment income in the consolidated statements of operations and comprehensive income (loss).
Short-term investments comprise securities due to mature within one year from the date of purchase and are stated at cost, which approximates fair value.
Realized gains or losses on sales of investments are determined on the basis of identified cost.
For some non-publicly traded securities, market prices are determined through the use of pricing models that evaluate securities relative to the U.S. Treasury yield curve, taking into account the issue type, credit quality and cash flow characteristics of each security.  For other non-publicly traded securities, investment managers’ valuation committees will estimate fair value, and in many instances, these fair values are supported with opinions from qualified independent third parties.  All fair value estimates from investment managers are reviewed by the Company for reasonableness.  For publicly traded securities, fair value is based on quoted market prices or valuation models that use observable market inputs.  When a sector of the financial markets is inactive or illiquid, the Company may use its own assumptions about future cash flows and risk-adjusted discount rates to determine fair value.
Other invested assets include limited partnerships, corporate-owned life insurance (“COLI”), rabbi trusts and other investments. Limited partnerships are accounted for under the equity method of accounting, which can be recorded on a monthly or quarterly lag and are included within net investment income. COLI policies are carried at policy cash surrender value and changes in the policy cash surrender value are included within net investment income.
Cash includes cash on hand. Restricted cash is included within cash in the consolidated balance sheets and represents amounts held for the benefit of third parties that is legally or contractually restricted as to its withdrawal or usage. Amounts include cash in trust funds set up for the benefit of ceding companies.
C.Reinsurance
The Company assumes reinsurance from other insurers. Assumed reinsurance refers to the Company’s acceptance of certain insurance risks that other insurance companies or pools have underwritten. The Company also cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as deposit transactions. The Company did not hold any contracts that did not pass risk transfer as of December 31, 2025 or 2024.
Premiums, commissions, losses and loss adjustment expenses reflect the net effects of ceded and assumed prospective reinsurance transactions. Prepaid reinsurance premium represents the portion of premium ceded to reinsurers applicable to the unexpired terms of the reinsurance contract. The Company’s estimate of losses and LAE reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for amounts the Company owes to its claimants. Refer to Reserve for Losses and LAE accounting policy below.
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Refer to Allowance for Premium Receivable and Reinsurance Recoverables accounting policy below. Reinsurance recoverables include an estimate of the amount of gross losses and LAE reserves that may be ceded under the terms of the reinsurance agreements, including IBNR unpaid losses. In the event that one or more of the reinsurers were unable to meet their obligations under these reinsurance agreements, the Company would not realize the full value of the reinsurance recoverable balances. The Company estimates its ceded reinsurance receivable based on the terms of any applicable facultative and treaty reinsurance, including an estimate of how IBNR losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for unpaid losses and LAE.
Retroactive reinsurance agreements are reinsurance agreements under which a reinsurer agrees to reimburse the Company as a result of loss development related to past insurable events. For these agreements, the excess of the amounts ultimately collectible under the agreement over the consideration paid is recognized as a deferred gain liability and amortized into income over the settlement period of the ceded reserves. The amount of deferred gain liability is recalculated each period based on cumulative recoveries not yet collected relative to the latest estimate of ultimate losses to be recovered. If the consideration paid exceeds the ultimate losses collectible under the agreement, the net loss on the agreement is recognized in income immediately in incurred losses and loss adjustment expenses in the Company’s consolidated statement of operations. In any given period, the change in deferred gain included in net income includes amortization of the deferred gain based on the percentage of ultimate ceded losses collected plus any change in the deferred liability due to change in the estimated losses to be recovered. The amounts are recalculated each period based on loss payments and updated loss reserves estimates.
D.Premium Revenues.
Written premiums are earned ratably over the periods of the related insurance and reinsurance contracts.  Unearned premium reserves are established relative to the unexpired contract period.  For reinsurance contracts, such reserves are established based upon reports received from ceding companies or estimated using pro rata methods based on statistical data.  Reinstatement premiums represent additional premium recognized and earned at the time a loss event occurs and losses are recorded, most prevalently catastrophe related, when limits have been depleted under the original reinsurance contract and additional coverage is granted.  The recognition of reinstatement premiums is based on estimates of loss and LAE, which reflects management’s judgement. Written and earned premiums and the related costs, which have not yet been reported to the Company, are estimated and accrued.  Premiums are net of ceded reinsurance.
E.Allowance for Premium Receivable and Reinsurance Recoverables.
The Company applies the Current Expected Credit Losses methodology for estimating allowances for credit losses. The Company evaluates the recoverability of its premiums and reinsurance recoverable balances and establishes an allowance for estimated uncollectible amounts.
Premiums receivable, excluding receivables for losses within a deductible and retrospectively-rated policy premiums, are primarily comprised of premiums due from policyholders/cedents. Balances are considered past due when amounts that have been billed are not collected within contractually stipulated time periods. For these balances, the allowance is estimated based on recent historical credit loss and collection experience, adjusted for current economic conditions and reasonable and supportable forecasts, when appropriate.
A portion of the Company's commercial lines business is written with large deductibles or under retrospectively-rated plans. Under some commercial insurance contracts with a large deductible, the Company is obligated to pay the claimant the full amount of the claim and the Company is subsequently reimbursed by the policyholder for the deductible amount. As such, the Company is subject to credit risk until reimbursement is made. Retrospectively-rated policies are policies whereby the ultimate premium is adjusted based on actual losses incurred. Although the premium adjustment feature of a retrospectively-rated policy substantially reduces insurance risk for the Company, it presents credit risk to the Company. The Company’s results of operations could be adversely affected if a significant portion of such policyholders failed to reimburse the Company for the deductible amount or the amount of additional premium owed under retrospectively-rated policies. The Company manages these credit risks through credit analysis, collateral requirements and oversight. The allowance for receivables for loss within a deductible and retrospectively-rated policy premiums is recorded within other assets in the consolidated balance sheets. The allowance is estimated as the amount of the receivable exposed to loss multiplied by estimated factors for probability of default. The probability of default is assigned based on each policyholder's credit rating, or a rating is estimated if no external rating is available. Credit ratings are reviewed and updated at least annually. The exposure amount is estimated net of collateral and other offsets, considering the nature of the collateral, potential future changes in collateral values and historical loss information for the type of collateral obtained. The probability of default factors are historical corporate defaults for receivables with similar durations estimated through multiple economic cycles. Credit ratings are forward-looking and consider a variety of economic outcomes. The Company's evaluation of the required allowance for receivables for loss within a deductible and retrospectively-rated policy premiums considers the current economic environment as well as the probability-weighted macroeconomic scenarios.
The Company records total credit loss expenses related to premiums receivable in other underwriting expenses and records credit loss expenses related to deductibles in incurred losses and loss adjustment expenses (“LAE”) in the Company’s consolidated statements of operations and comprehensive income (loss).
The allowance for uncollectible reinsurance recoverable reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The allowance for uncollectible reinsurance recoverable includes an allowance for disputed balances. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance recoverable or charge off reinsurer balances that are determined to be uncollectible. Reinsurance recoverable balances are considered past due when amounts that have been billed are not collected within contractually stipulated time periods.
Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverable become due, it is possible that future adjustments to the Company’s reinsurance recoverable, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.
The allowance is estimated as the amount of reinsurance recoverable exposed to loss multiplied by estimated factors for the probability of default. The reinsurance recoverable exposed is the amount of reinsurance recoverable net of collateral and other offsets, considering the nature of the collateral, potential future changes in collateral values and historical loss information for the type of collateral obtained. The probability of default factors are historical insurer and reinsurer defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. Credit ratings are forward-looking and consider a variety of economic outcomes. The Company's evaluation of the required allowance for reinsurance recoverable considers the current economic environment as well as macroeconomic scenarios. To manage reinsurer credit risk, a reinsurance security review committee evaluates the credit standing, financial performance, management and operational quality of each potential reinsurer.
The Company records credit loss expenses related to reinsurance recoverable in incurred losses and loss adjustment expenses in the Company’s consolidated statements of operations and comprehensive income (loss). Write-offs of reinsurance recoverable and any related allowance are recorded in the period in which the balance is deemed uncollectible.
F.Deferred Acquisition Costs.
Acquisition costs, consisting principally of commissions and brokerage expenses and certain premium taxes and fees incurred at the time a contract or policy is issued and that vary with and are directly related to the Company’s reinsurance and insurance business, are deferred and amortized over the period in which the related premiums are earned.  Deferred acquisition costs are limited to their estimated realizable value by line of business based on the related unearned premiums, anticipated claims and claim expenses and anticipated investment income.
G.Reserve for Losses and LAE.
The reserve for losses and LAE is based on individual case estimates and reports received from ceding companies.  A provision is included for losses and LAE incurred but not reported (“IBNR”) based on past experience.  Provisions are also included for certain potential liabilities, including those relating to asbestos and environmental (“A&E”) exposures, catastrophe exposures and other exposures, for which liabilities cannot be estimated using traditional reserving techniques.  See also Note 4 of the Notes to these Consolidated Financial Statements.  The reserves are reviewed periodically and any changes in estimates are reflected in earnings in the period the adjustment is made.  The Company’s loss and LAE reserves represent management’s best estimate of the ultimate liability.  Loss and LAE reserves are presented gross of reinsurance recoverable and incurred losses and LAE are presented net of reinsurance.
Accruals for commissions are established for reinsurance contracts that provide for the stated commission percentage to increase or decrease based on the loss experience of the contract.  Changes in estimates for such arrangements are recorded as commission expense.  Commission accruals for contracts with adjustable features are estimated based on expected loss and LAE.
H.Prepaid Reinsurance Premiums.
Prepaid reinsurance premiums represent unearned premium reserves ceded to other reinsurers.  Prepaid reinsurance premiums for any foreign reinsurers comprising more than 10% of the outstanding balance at December 31, 2025 were secured either through collateralized trust arrangements, rights of offset or letters of credit, thereby limiting the credit risk to the Company.
I.Income Taxes.
Holdings, the Company’s U.S. holding company, and its wholly owned subsidiaries file a consolidated U.S. federal income tax return. Foreign subsidiaries and branches of subsidiaries file local tax returns as required.  Group and subsidiaries not included in Holdings’ consolidated tax return file separate company U.S. federal income tax returns as required.  Deferred income taxes have been recorded to recognize the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities, which arise because of differences between GAAP and income tax accounting rules.
As a result of Bermuda enacting a corporate income tax effective January 1, 2025, Group subsidiaries in Bermuda will file and pay income taxes subsequent to that date.
As an accounting policy, the Company has adopted the aggregate portfolio approach for releasing disproportionate income tax effects from Accumulated Other Comprehensive Income.
J.Foreign Currency.
The Company transacts business in numerous currencies through business units located around the world.  The functional currency for each business unit is determined by the local currency used for most economic activity in that area.  Movements in exchange rates related to transactions in currencies other than a business unit’s functional currency for monetary assets and liabilities are remeasured through the consolidated statements of operations and comprehensive income (loss) in other income (expense), except for currency movements related to available for sale fixed maturities securities, which are excluded from net income (loss) and accumulated in shareholders’ equity, net of deferred taxes.
The business units’ functional currency financial statements are translated to the Company’s reporting currency, U.S. dollars, using the exchange rates at the end of period for the balance sheets and the average exchange rates in effect for the reporting period for the statements of operations and comprehensive income (loss).  Gains and losses resulting from translating the foreign currency financial statements, net of deferred income taxes, are excluded from net income (loss) and accumulated as a separate component of other comprehensive income (loss) in shareholders’ equity.
K.Treasury Shares.
Treasury shares are the Company’s common shares repurchased on the open market, by the Company. The cost of treasury shares includes the purchase price of shares acquired and direct costs to acquire shares, including commissions.
L.Earnings Per Common Share.
Basic earnings per share are calculated by dividing net income by the weighted average number of common shares outstanding.  Diluted earnings per share reflect the potential dilution that would occur if options granted under various share-based compensation plans were exercised resulting in the issuance of common shares that would participate in the earnings of the entity.
Net income (loss) per common share has been computed as per below, based upon weighted average common basic and dilutive shares outstanding.

	Years Ended December 31,
(Amounts in millions, except per share amounts)	2025	2024	2023
Net income (loss) per share:
Numerator
Net income (loss)	$1,591	$1,373	$2517
Less: dividends declared-common shares and unvested common shares	(335)	(334)	(288)
Undistributed earnings	1,256	1,039	2,229
Percentage allocated to common shareholders (1)	98.8%	98.8%	98.8%
	1,241	1,027	2,203
Add: dividends declared-common shareholders	331	331	285
Numerator for basic and diluted earnings per common share	$1,573	$1,358	$2,488

Denominator
Denominator for basic earnings per weighted-average common shares	41.6	42.7	41.3
Effect of dilutive securities:
Options	—	—	—
Denominator for diluted earnings per adjusted weighted-average common shares	41.6	42.7	41.3

Per common share net income (loss)
Basic	$37.80	$31.78	$60.19
Diluted	$37.80	$31.78	$60.19

(1) Basic weighted-average common shares outstanding	41.6	42.7	41.3
Basic weighted-average common shares outstanding and unvested common shares expected to vest	42.1	43.2	41.8
Percentage allocated to common shareholders	98.8%	98.8%	98.8%
(Some amounts may not reconcile due to rounding.)
There were no options outstanding as of December 31, 2025 and 2024, respectively.
Segmentation.
Effective January 1, 2026, the Company changed its reportable segments, previously reported as Reinsurance and Insurance, to Reinsurance Treaty, Global Wholesale & Specialty, and Legacy, following the sale of the renewal rights for its Global Commercial Retail Insurance business in certain geographic regions to American International Group, Inc. This new segment presentation reflects the Company's sharpened focus on its core global Reinsurance business as well as its Global Wholesale & Specialty Insurance businesses, and positions the Company for strong performance across market cycles. Accordingly, the Company revised the presentation of its reportable segments to appropriately reflect how the business segments are now managed.
Our Legacy segment primarily includes the divested and held-for-sale parts of the commercial retail insurance business and the results of our sports and leisure business that was sold in October 2024 consisting of policies written prior to the sale and certain new and renewed policies written on the Company’s paper post sale. Additionally, this segment includes run-off asbestos and environmental exposures, certain discontinued insurance programs, and certain discontinued insurance and reinsurance coverage classes. As a result, the Company has two reportable segments that actively sell products: Reinsurance Treaty and Global Wholesale & Specialty. The third reportable segment, Legacy, does not generally sell insurance or reinsurance products but is responsible for the management of existing policies and settlement of related losses. Certain commercial retail insurance policies will be renewed on the Company’s paper for a finite period in 2026. These segment presentation changes have been reflected retrospectively. See Note 7 of the Notes to the Consolidated Financial Statements for a summary of segment results.
Share-Based Compensation.
Share-based compensation stock option, restricted share and performance share unit awards are fair valued at the grant date and expensed over the vesting period of the award.  The tax benefit on the recorded expense is deferred until the time the award is exercised or vests (becomes unrestricted).  See Note 15 of the Notes to these Consolidated Financial Statements.
O.Recent Accounting Pronouncements.
Adoption of New Accounting Standards
Improvements to Income Tax Disclosures. In December 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update No. 2023-09, which requires expanded income tax disclosures, including the disaggregation of existing disclosures related to the tax rate reconciliation and income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024. Prospective application is required, with retrospective application permitted. The Company adopted and prospectively applied the accounting standard effective year end 2025.
The Company did not adopt any other new accounting standards that had a material impact in 2025.
Future Adoption of Recently Issued Accounting Standards
The Company assessed the adoption impacts of recently issued accounting standards that are effective after 2025 by the FASB on the Company’s consolidated financial statements. Additionally, the Company assessed whether there have been material updates to previously issued accounting standards that are effective after 2025. There were no accounting standards identified, other than those directly referenced below, that are expected to have a material impact to Group.
Disaggregation of Income Statement Expenses. In November 2024, the FASB issued Accounting Standard Update No. 2024-03, which requires additional disclosure about specific expense categories included in the income statement. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Prospective application is required, with retrospective application permitted. The Company is currently evaluating the effect the updated guidance will have on the Company's financial statement disclosures.